Mezzanine and Stockholders’ Equity (Details) shares in Thousands		3 Months Ended
	May 02, 2025 $ / shares	Mar. 31, 2025 $ / shares shares
Mezzanine and Stockholders’ Equity [Line Items]
Voting rights		94.0%
Percentage of transfer of shares		50.00%
Percentage of shares issued		0.20%
Preferred stock, shares outstanding (in Shares) | shares		5,233
Preferred stock, shares authorized (in Shares) | shares		50,000
Preferred stock, stated value (in Dollars per share)		$ 0.0001
Percentage of stated value of preferred stock		100.00%
Description of call rights		Unless prohibited by applicable law governing distributions to stockholders, the Series A Preferred Stock shall be redeemable at the option of the Company commencing any time (A) prior to the 1st anniversary of the Closing at a price equal to the 150% of the Accrued Value, (B) on or after the 1st anniversary but prior to the 2nd anniversary of the Closing at a price equal to the 140% of the Accrued Value, (C) on or after the 2nd anniversary of the Closing but prior to the 3rd anniversary of the Closing at a price equal to the 130% of the Accrued Value, (D) on or after the 3rd anniversary of the Closing but prior to the 4th anniversary of the Closing at a price equal to the 120% of the Accrued Value, (E) on or after the 4th anniversary of the Closing but prior to the 5th anniversary of the Closing at a price equal to the 110% of the Accrued Value, or (F) on or after the 5th anniversary of the Closing at a price equal to the 100% of the Accrued Value.
New USARE Warrants [Member]
Mezzanine and Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)		$ 23,780,000
Paid in Kind [Member]
Mezzanine and Stockholders’ Equity [Line Items]
Percentage of dividend rate of preferred stock		12.00%
Paid in Cash [Member]
Mezzanine and Stockholders’ Equity [Line Items]
Percentage of dividend rate of preferred stock		10.00%
Common Stock [Member]
Mezzanine and Stockholders’ Equity [Line Items]
Voting rights		one
Conversion price (in Dollars per share)		$ 10
Conversion ratio		0.204
Lock-Up Agreement [Member]
Mezzanine and Stockholders’ Equity [Line Items]
Percentage of transfer of shares		50.00%
Exchange of shares (in Shares) | shares		6,250
Series A Preferred Stock [Member]
Mezzanine and Stockholders’ Equity [Line Items]
Preferred stock, shares issued (in Shares) | shares		5,230
Preferred stock, shares outstanding (in Shares) | shares		5,230
Preferred stock, shares authorized (in Shares) | shares		15,000
Preferred stock, stated value (in Dollars per share)		$ 12
Conversion price (in Dollars per share)		7.5
Series A Preferred Stock [Member] | Common Stock [Member]
Mezzanine and Stockholders’ Equity [Line Items]
Conversion price (in Dollars per share)		$ 12
Series A Preferred Stock [Member] | Subsequent Event [Member]
Mezzanine and Stockholders’ Equity [Line Items]
Conversion price reduced (in Dollars per share)	$ 7
New USARE Common Stock [Member]
Mezzanine and Stockholders’ Equity [Line Items]
Conversion ratio		0.204